Stockholder's Deficiency	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Stockholders Deficiency
Stockholder's Deficiency
15.	Stockholder’s Deficiency

The Company is authorized to issue 1,990,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock.

During the year ended June 30, 2018, the Company issued 1,171,429 shares of common stock for cash in total amount of $82,000.

During the year ended June 30, 2018, the Company issued 4,736,842 shares of common stock for services in total amount of $180,000.

During the year ended June 30, 2018, the Company issued 13,492,560 shares of common stock to settle the old debt in total amount of $306,810.

During the three months ended September 30, 2018 and the year ended June 30, 2018, the Company had entered into multiple private placement agreements and had issued 2,000,000 shares of preferred stock in total amount of $2,000,000. The shares had been issued as of December 31, 2018.

During the three months ended September 30, 2018, the Company issued 27,301,360 shares of common stock to settle debt in total amount of $872,859.

During the three months ended September 30, 2018, the Company issued 2,971,154 shares of common stock for services in total amount of $197,500.

During the three months ended September 30, 2018, the Company issued 3,700,000 shares of common stock for cash in total amount of $185,000.

During the three months ended December 31, 2018, the Company issued 6,632,605 shares of common stock to settle the old debt in total amount of $610,598, included 2,985,568 shares of common stock issued from share to be issued, common stock in total amount of $263,616.

During the three months ended December 31, 2018, the Company issued 47,865,888 shares of common stock for debt conversions in total amount of $1,015,391.

During the three months ended December 31, 2018, the Company issued 4,142,857 shares of common stock for cash in total amount of $220,000.

During the three months ended December 31, 2018, the Company issued 89,111,251 shares of common stock for service in total amount of $6,473,680, included 7,296,572 shares of common stock issued from share to be issued, common stock in total amount of $390,830.

During the three months ended December 31, 2018, the Company (buyer) signed a letter of intent (LOI) regarding a potential acquisition of all the outstanding capital stock, assets and assumption of liabilities of A company (seller). The Company issued 10,000,000 shares of common stock upon the signing of the LOI in total amount of $1,175,000. The share is non-refundable and vested immediately, but was issued on a restricted basis with a restrictive legend and will be subject to normal restrictions imposed by the financial industry and governmental agencies.

During the three months ended December 31, 2018, the Company issued 200,000,000 shares of common stock as consideration for certain master purchase agreement in total amount of $18,000,000. The acquisition has not been fully completed as of March 31, 2019.

During the three months ended March 31, 2019, the Company issued 2,026,080 shares of common stock to settle the contingent liability in total amount of $47,660, with loss on debt settlement of $100,822.

During the three months ended March 31, 2019, the Company issued 13,962,038 shares of common stock for debt conversions in total amount of $328,875.

During the three months ended March 31, 2019, the Company issued 6,000,000 shares of common stock for cash in total amount of $60,000.

During the three months ended March 31, 2019, the Company issued 625,391 shares of common stock for service in total amount of $35,000.

As of March 31, 2019 and June 30, 2018, the Company had 2,000,000 shares and 0 share of its preferred stock, 660,473,827 and 246,135,203 shares of its common stock, respectively, issued and outstanding.

12.	Stockholder’s Deficiency

The Company is authorized to issue 1,990,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock.

During the year ended June 30, 2018, the Company issued 1,171,429 shares of common stock for cash in total amount of $82,000.

During the year ended June 30, 2018, the Company issued 4,736,842 shares of common stock for services in total amount of $180,000.

During the year ended June 30, 2018, the Company issued 13,492,560 shares of common stock to settle the old debt in total amount of $306,810.

As of June 30, 2018 and June 30, 2017, the Company had 246,135,203 and 247,395,774 shares of its common stock issued and outstanding.